Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Environmental Expenses [Line Items]
Disbursement amount	$ 5,797,609	$ 10,963,845	$ 19,493,202
Capitalized amount	1,441,984	872,188	11,494,874
Expense amount	4,385,912	10,091,657	7,998,327
Future disbursement amount	2,230,634	6,440,978	1,357,628
Total disbursements	8,028,243	17,404,823	20,850,830
Amount of prior period disbursement		15,770,993
Pehuenche [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	34,473	29,164	18,513
Expense amount	34,473	29,164	18,513
Future disbursement amount	34,473	5,405	13,128
Total disbursements	68,946	34,569	31,641
Amount of prior period disbursement		34,569
Pehuenche [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	9,085
Expense amount	9,085
Future disbursement amount	9,085
Total disbursements	18,170
Amount of prior period disbursement		49,864
Pehuenche [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	854	3,105	4,467
Expense amount	854	3,105	4,467
Future disbursement amount	854	19,298	3,528
Total disbursements	1,708	22,403	7,995
Amount of prior period disbursement		22,403
Pehuenche [Member] | Pehuenche Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount			714
Expense amount			714
Future disbursement amount			4,235
Total disbursements			4,949
Pehuenche [Member] | Pehuenche Central [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount		25,144	27,253
Expense amount		25,144	27,253
Future disbursement amount		24,720	4,993
Total disbursements		49,864	32,246
Enel Distribucion Chile S.A. [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursement amount		525,809	251,298
Expense amount		525,809	251,298
Total disbursements		525,809	251,298
Enel Distribucion Chile S.A. [Member] | Vegetation Control In at Networks One [Member]
Environmental Expenses [Line Items]
Disbursement amount			344,571
Expense amount			344,571
Total disbursements			344,571
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursement amount	1,532,887	2,383,970	3,136,872
Expense amount	1,532,887	2,383,970	3,136,872
Total disbursements	1,532,887	2,383,970	3,136,872
Amount of prior period disbursement		2,383,970
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursement amount	230,606	139,820	481,556
Capitalized amount	230,606		481,556
Expense amount		139,820
Total disbursements	230,606	139,820	481,556
Amount of prior period disbursement		139,820
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursement amount			192,924
Expense amount			192,924
Total disbursements			192,924
Enel Distribucion Chile S.A. [Member] | SEC Standardization Project [Member]
Environmental Expenses [Line Items]
Disbursement amount	639,601	2,932,689	4,403,751
Capitalized amount	639,601		4,403,751
Expense amount		2,932,689
Total disbursements	639,601	2,932,689	4,403,751
Amount of prior period disbursement		2,932,689
Enel Distribucion Chile S.A. [Member] | Oil analysis at power [Member]
Environmental Expenses [Line Items]
Disbursement amount			32,364
Expense amount			32,364
Total disbursements			32,364
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursement amount			2,875
Expense amount			2,875
Total disbursements			2,875
Enel Distribucion Chile S.A. [Member] | REPLACING TRIFAS TRANSFORMERS BETTER QUALITY [Member]
Environmental Expenses [Line Items]
Disbursement amount			5,330,561
Capitalized amount			5,330,561
Total disbursements			5,330,561
Enel Distribucion Chile S.A. [Member] | SILICA GEL REPLACEMENT IN POWER TRANSFORMERS [Member]
Environmental Expenses [Line Items]
Disbursement amount			5,838
Expense amount			5,838
Total disbursements			5,838
Enel Generacin Chile S.A. [Member] | Environmental Expenses, Adaptations And Certifications, Thermal Power Plants (TP) [Member]
Environmental Expenses [Line Items]
Disbursement amount	1,174,689	1,231,175
Capitalized amount	436,295	182,861
Expense amount	738,394	1,048,314
Future disbursement amount	615,621	2,120,483
Total disbursements	1,790,310	3,351,658
Amount of prior period disbursement		3,351,658
Enel Generacin Chile S.A. [Member] | Environmental Expenses, And Certifications, Coal Power Plants (CP) [Member]
Environmental Expenses [Line Items]
Disbursement amount	587,545	1,611,874
Capitalized amount	105,196	689,327
Expense amount	482,349	922,547
Future disbursement amount	1,211,306	632,635
Total disbursements	1,798,851	2,244,509
Amount of prior period disbursement		2,244,509
Enel Generacin Chile S.A. [Member] | Environmental Expenses, Hydroelectric Power Plants (HP) [Member
Environmental Expenses [Line Items]
Disbursement amount	143,262	426,453
Expense amount	143,262	426,453
Future disbursement amount	359,295	718,751
Total disbursements	502,557	1,145,204
Amount of prior period disbursement		1,145,204
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC. CC [Member]
Environmental Expenses [Line Items]
Disbursement amount			2,245,304
Capitalized amount			833,395
Expense amount			1,411,908
Future disbursement amount			450,786
Total disbursements			2,696,090
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.IT [Member]
Environmental Expenses [Line Items]
Disbursement amount			1,255,958
Capitalized amount			445,611
Expense amount			810,347
Future disbursement amount			617,221
Total disbursements			1,873,179
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.HH [Member]
Environmental Expenses [Line Items]
Disbursement amount			378,958
Expense amount			378,958
Future disbursement amount			263,737
Total disbursements			642,695
Enel Green Power Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	91,480	75,422	90,712
Expense amount	91,480	75,422	90,712
Future disbursement amount		193,828
Total disbursements	91,480	269,250	90,712
Amount of prior period disbursement		269,250
Enel Green Power Chile S.A. [Member] | Wildlife Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	100,470
Expense amount	100,470
Total disbursements	100,470
Enel Green Power Chile S.A. [Member] | Archaeological monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	36,972
Expense amount	36,972
Total disbursements	36,972
Enel Green Power Chile S.A. [Member] | Noise Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	30,545
Expense amount	30,545
Total disbursements	30,545
Enel Green Power Chile S.A. [Member] | Household Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount	6,177
Expense amount	6,177
Total disbursements	6,177
Amount of prior period disbursement		148,317
Enel Green Power Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount	58,235	61,552	47,996
Expense amount	58,235	61,552	47,996
Future disbursement amount		91,153
Total disbursements	58,235	152,705	47,996
Amount of prior period disbursement		152,705
Enel Green Power Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursement amount	41,615	75,481	48,171
Expense amount	41,615	75,481	48,171
Future disbursement amount		114,211
Total disbursements	41,615	189,692	48,171
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount		13,234	214,493
Expense amount		13,234	214,493
Future disbursement amount		109,770
Total disbursements		123,004	214,493
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	19,073	14,203	85,802
Expense amount	19,073	14,203	85,802
Future disbursement amount		46,944
Total disbursements	19,073	61,147	85,802
Amount of prior period disbursement		61,147
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	22,180	22,316	75,483
Expense amount	22,180	22,316	75,483
Future disbursement amount		195,796
Total disbursements	22,180	218,112	75,483
Amount of prior period disbursement		218,112
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount	22,707	65,043	6,743
Expense amount	22,707	65,043	6,743
Future disbursement amount		110,887
Total disbursements	22,707	175,930	6,743
Amount of prior period disbursement		175,930
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursement amount	83,111	10,932	213,326
Expense amount	83,111	10,932	213,326
Future disbursement amount		227,590
Total disbursements	83,111	238,522	213,326
Amount of prior period disbursement		238,522
Enel Green Power Chile S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount	108,170	43,576	97,998
Expense amount	108,170	43,576	97,998
Future disbursement amount		181,299
Total disbursements	108,170	224,875	97,998
Amount of prior period disbursement		224,875
Enel Green Power Chile S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		78,617	40,320
Expense amount		78,617	40,320
Future disbursement amount		69,700
Total disbursements		148,317	40,320
Enel Green Power Chile S.A. [Member] | Environment Travel [Member]
Environmental Expenses [Line Items]
Disbursement amount		49,605	3,045
Expense amount		49,605	3,045
Future disbursement amount		99,316
Total disbursements		148,921	3,045
Enel Green Power Chile S.A. [Member] | Legal Requirements Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount	27,037	217,870
Expense amount	27,037	217,870
Future disbursement amount		617,101
Total disbursements	27,037	834,971
Amount of prior period disbursement		834,971
Enel Green Power Chile S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount	388,175	71,680
Expense amount	388,175	71,680
Future disbursement amount		63,000
Total disbursements	388,175	134,680
Amount of prior period disbursement		134,680
Geotermica del Norte SA [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	13,607	26,667	65,536
Expense amount	13,607	26,667	65,536
Future disbursement amount		36,764
Total disbursements	13,607	63,431	65,536
Amount of prior period disbursement		63,431
Geotermica del Norte SA [Member] | External Sservices [Member]
Environmental Expenses [Line Items]
Disbursement amount	30,286
Capitalized amount	30,286
Expense amount	30,286
Total disbursements	30,286
Amount of prior period disbursement		31,411
Geotermica del Norte SA [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount	15,675	5,589	3,780
Expense amount	15,675	5,589	3,780
Future disbursement amount		5,378
Total disbursements	15,675	10,967	3,780
Amount of prior period disbursement		10,967
Geotermica del Norte SA [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount		277,126	290,803
Expense amount		277,126	290,803
Future disbursement amount		406,915
Total disbursements		684,041	290,803
Geotermica del Norte SA [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	275,403	4,209	5,294
Expense amount	275,403	4,209	5,294
Future disbursement amount		5,227
Total disbursements	275,403	9,436	5,294
Amount of prior period disbursement		684,041
Geotermica del Norte SA [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	8,630	2,293	12,865
Expense amount	8,630	2,293	12,865
Future disbursement amount		37,750
Total disbursements	8,630	40,043	12,865
Amount of prior period disbursement		40,043
Geotermica del Norte SA [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount	613		947
Expense amount	613		947
Future disbursement amount		3,659
Total disbursements	613	3,659	947
Amount of prior period disbursement		9,436
Geotermica del Norte SA [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount	1,140	31,411	2,677
Expense amount	1,140	31,411	2,677
Total disbursements	1,140	31,411	2,677
Amount of prior period disbursement		3,659
Geotermica del Norte SA [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		8,150
Expense amount		8,150
Future disbursement amount		10,950
Total disbursements		19,100
Parque Eolico Talinay Oriente S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	15,903	6,496
Expense amount	15,903	6,496
Future disbursement amount		7,841
Total disbursements	15,903	14,337
Amount of prior period disbursement		14,337
Parque Eolico Talinay Oriente S.A. [Member] | Household Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount	11,713
Expense amount	11,713
Total disbursements	11,713
Amount of prior period disbursement		33,911
Parque Eolico Talinay Oriente S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount	5,478	4,916	4,000
Expense amount	5,478	4,916	4,000
Future disbursement amount		4,640
Total disbursements	5,478	9,556	4,000
Amount of prior period disbursement		9,556
Parque Eolico Talinay Oriente S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	5,559	39,093	53,384
Expense amount	5,559	39,093	53,384
Total disbursements	5,559	39,093	53,384
Amount of prior period disbursement		39,093
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	614	1,949	3,801
Expense amount	614	1,949	3,801
Future disbursement amount		5,227
Total disbursements	614	7,176	3,801
Amount of prior period disbursement		7,176
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	1,251	1,789
Expense amount	1,251	1,789
Future disbursement amount		15,642
Total disbursements	1,251	17,431
Amount of prior period disbursement		17,431
Parque Eolico Talinay Oriente S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount	585		250
Expense amount	585		250
Future disbursement amount		1,830
Total disbursements	585	1,830	250
Amount of prior period disbursement		1,830
Parque Eolico Talinay Oriente S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount		453
Expense amount		453
Total disbursements		453
Parque Eolico Talinay Oriente S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		8,884	11,999
Expense amount		8,884	11,999
Future disbursement amount		25,027
Total disbursements		33,911	$ 11,999
Parque Eolico Talinay Oriente S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount	22,203	41,476
Expense amount	22,203	41,476
Total disbursements	$ 22,203	41,476
Amount of prior period disbursement		41,476
Enel Transmisin Chile S.A. [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursement amount		102,015
Expense amount		102,015
Future disbursement amount		142,081
Total disbursements		244,096
Enel Transmisin Chile S.A. [Member] | Vegetation Control In at Networks One [Member]
Environmental Expenses [Line Items]
Disbursement amount		223,178
Expense amount		223,178
Total disbursements		223,178
Enel Transmisin Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursement amount		59,999
Expense amount		59,999
Future disbursement amount		81,570
Total disbursements		141,569
Enel Transmisin Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursement amount		7,715
Expense amount		7,715
Future disbursement amount		2,580
Total disbursements		10,295
Enel Transmisin Chile S.A. [Member] | Environmental Management One [Member]
Environmental Expenses [Line Items]
Disbursement amount		1,590
Expense amount		1,590
Future disbursement amount		6,010
Total disbursements		7,600
Enel Transmisin Chile S.A. [Member] | SILICA GEL REPLACEMENT IN POWER TRANSFORMERS [Member]
Environmental Expenses [Line Items]
Disbursement amount		113
Expense amount		113
Total disbursements		$ 113